Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Mar. 31, 2018
Disclosure of joint ventures [line items]
Profit for the year	¥ 2,227,165		¥ 5,336,218		¥ 6,154,159
Other comprehensive income	7,449		(7,014)		(810)
Carrying value						¥ 5,208,758	¥ 4,527,133
BOC [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	362,552	[1]	349,076
Net assets as at 31 March	364,935		349,076		349,076	364,935	362,552	[1]	¥ 0
Profit for the year	80,183		86,476		81,269
Other comprehensive income	0		0		0
Declared dividends	(77,800)		(73,000)		(44,000)
Closing net assets	¥ 364,935		¥ 362,552	[1]	349,076
Percentage of ownership interest	50.00%		50.00%
Interest in joint ventures						182,467	181,276
Unrealised downstream transaction						(5,256)	(8,759)
Carrying value						177,211	172,517
JYJC [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	¥ 17,277	[1]	¥ 0
Net assets as at 31 March	18,701		0		0	18,701	17,277	[1]	15,958
Profit for the year	2,330		1,383
Other comprehensive income	0		0
Declared dividends	(906)		(64)
Closing net assets	¥ 18,701		¥ 17,277	[1]	0
Percentage of ownership interest	50.00%		50.00%
Interest in joint ventures						9,350	8,638
Unrealised downstream transaction						0	0
Carrying value						9,350	8,638
Yangu Gas [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	¥ 97,423	[1]	¥ 99,941
Net assets as at 31 March	97,463		99,941		99,941	97,463	97,423	[1]	¥ 0
Profit for the year	40		(2,518)		(1,172)
Other comprehensive income	0		0		0
Declared dividends	0		0		0
Closing net assets	¥ 97,463		¥ 97,423	[1]	¥ 99,941
Percentage of ownership interest	50.00%		50.00%
Interest in joint ventures						48,733	48,713
Unrealised downstream transaction						0	0
Carrying value						¥ 48,733	¥ 48,713

[1]	JYJC was a former wholly owned subsidiary of Toufa. On 31 March 2018, a third party investor injected RMB 9,600 thousands to acquire 50% share of JYJC, and JYJC became a joint venture of Toufa upon completion. For the year ended 31 December 2018, the related disposal gain of RMB 1,622 thousands was included in Other gains - net.